STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Fund

May 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.5%
Argentina - 1.2%
Globant	59,755	[a]	8,378,249
Brazil - 4.0%
Banco do Brasil	481,600		2,744,496
CCR	2,397,600		6,627,176
Cia Brasileira de Distribuicao	125,900		1,462,538
EDP - Energias do Brasil	1,421,800		4,723,969
Minerva	2,931,400	[a]	7,223,715
YDUQS Participacoes	986,300		5,267,610
			28,049,504
China - 37.9%
Alibaba Group Holding, ADR	268,604	[a]	55,705,784
Anhui Conch Cement, Cl. H	1,051,000		7,924,634
ANTA Sports Products	1,172,000		10,519,655
China Construction Bank, Cl. H	23,800,939		18,802,027
China Medical System Holdings	2,621,000		3,002,898
China Minsheng Banking, Cl. H	3,782,500		2,644,325
China Resources Sanjiu Medical & Pharmaceutical, Cl. A	865,910	[a]	3,278,401
China Yangtze Power, Cl. A	1,665,352	[a]	4,058,645
CNOOC	4,720,000		5,338,395
ENN Energy Holdings	627,300		7,357,625
Gree Electric Appliances of Zhuhai, Cl. A	416,400		3,323,054
Jointown Pharmaceutical Group, CI. A	1,017,219	[a]	2,564,302
Meituan Dianping, Cl. B	659,400	[a]	12,557,023
New China Life Insurance, Cl. H	1,129,100		3,527,690
PICC Property & Casualty, Cl. H	2,836,000		2,479,207
Ping An Insurance Group Company of China, Cl. H	2,302,500		22,859,733
Shanghai Pharmaceuticals Holding, Cl. H	4,056,500	[a]	6,426,190
Sunny Optical Technology Group	210,500		2,812,904
TAL Education Group, ADR	70,181	[a]	3,962,419
Tencent Holdings	1,326,400		70,699,027
Times China Holdings	2,715,000		4,003,134
Wuliangye Yibin, Cl. A	320,700		6,663,275
Wuxi Biologics Cayman	196,500	[a,b]	3,103,912
			263,614,259
Greece - .7%
OPAP	507,508		4,752,268

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.5% (continued)
Hong Kong - 2.3%
China Unicom Hong Kong	7,774,000		4,525,228
Galaxy Entertainment Group	821,224		5,602,130
Shimao Property Holdings	1,405,500		5,871,921
			15,999,279
India - 6.9%
ACC	328,432		5,524,612
Hindustan Petroleum	1,276,310	[a]	3,292,232
Hindustan Unilever	235,175		6,422,731
Housing Development Finance	262,985		5,751,073
ICICI Bank	1,736,787	[a]	7,590,863
Larsen & Toubro	586,168		7,254,367
Maruti Suzuki India	51,075		3,790,649
Shriram Transport Finance	417,133		3,162,840
UPL	922,091	[a]	4,937,392
			47,726,759
Indonesia - .5%
Astra International	2,052,600		671,783
Bank Rakyat Indonesia	12,288,000		2,487,765
			3,159,548
Malaysia - .4%
MISC	1,529,100		2,926,067
Mexico - 4.6%
America Movil, ADR, Cl. L	496,611		6,585,062
Arca Continental	1,373,900		6,135,756
Gruma, Cl. B	420,525		4,172,347
Grupo Aeroportuario del Centro Norte	1,235,700	[a]	5,441,661
Grupo Financiero Banorte, Cl. O	1,201,400	[a]	3,659,815
Wal-Mart de Mexico	2,426,877		6,074,170
			32,068,811
Netherlands - .3%
VEON, ADR	1,418,516		2,113,589
Philippines - .9%
Ayala Land	2,140,300		1,336,355
International Container Terminal Services	2,055,040		3,564,539
Puregold Price Club	1,362,380		1,239,243
			6,140,137
Poland - .4%
Play Communications	426,075	[b]	3,033,926
Russia - 5.4%
Gazprom, ADR	1,493,690	[a]	8,353,279
Lukoil, ADR	182,435		13,735,531
Sberbank of Russia, ADR	875,258	[a]	10,012,951
X5 Retail Group, GDR	115,375		3,405,377

Description	Shares		Value ($)
Common Stocks - 96.5% (continued)
Russia - 5.4% (continued)
Yandex, Cl. A	57,913	[a]	2,329,840
			37,836,978
Singapore - 1.0%
Sea, ADR	83,261	[a,c]	6,644,228
South Africa - 3.6%
Clicks Group	583,231		7,761,092
Impala Platinum Holdings	404,965		2,717,413
Mediclinic International	814,310		2,731,750
Sibanye Stillwater	6,524,304	[a,c]	12,187,418
			25,397,673
South Korea - 8.5%
Hyundai Mobis	61,020		9,790,441
KB Financial Group	90,037		2,481,056
Korea Investment Holdings	103,974		4,443,999
Kumho Petrochemical	57,004		3,271,338
POSCO	40,982		6,005,235
Samsung Electronics	545,850		22,411,673
Shinhan Financial Group	169,943		4,150,977
SK Hynix	102,681		6,779,827
			59,334,546
Taiwan - 14.6%
Chailease Holding	4,255,181		16,543,565
Chicony Electronics	1,900,000		5,445,979
MediaTek	734,000		11,324,124
Taiwan Semiconductor Manufacturing	5,446,000		53,039,759
TCI	110,303	[a]	971,494
Win Semiconductors	451,000		3,862,218
Wiwynn	175,000		4,675,192
Yageo	469,000		5,790,603
			101,652,934
Thailand - .8%
Advanced Info Service	672,600		4,064,094
Thai Beverage	3,812,300		1,705,045
			5,769,139
Turkey - 1.5%
BIM Birlesik Magazalar	584,064		5,578,730
Eregli Demir ve Celik Fabrikalari	3,954,439	[a]	4,656,950
			10,235,680
United Arab Emirates - 1.0%
Dubai Islamic Bank	7,332,891		7,097,232
Total Common Stocks (cost $541,590,020)			671,930,806

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Exchange-Traded Funds - 1.2%
United States - 1.2%
iShares MSCI Emerging Markets ETF (cost $7,866,998)		215,173	[c]	8,118,477
	Preferred Dividend Yield (%)
Preferred Stocks - .6%
Brazil - .6%
Banco do Estado do Rio Grande do Sul, Cl. B (cost $8,736,100)	6.45	1,757,600		4,176,371
	1-Day Yield (%)
Investment Companies - .9%
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $6,250,120)	0.21	6,250,120	[d]	6,250,120
Total Investments (cost $564,443,238)		99.2%		690,475,774
Cash and Receivables (Net)		.8%		5,761,946
Net Assets		100.0%		696,237,720

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

GDR—Global Depository Receipt

a Non-income producing security.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2020, these securities were valued at $6,137,838 or .88% of net assets.

c Security, or portion thereof, on loan. At May 31, 2020, the value of the fund’s securities on loan was $21,977,242 and the value of the collateral was $22,707,969, consisting of U.S. Government & Agency securities.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Fund

May 31, 2020 (Unaudited)

The following is a summary of the inputs used as of May 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	163,000,906	508,929,900	††	-	671,930,806
Equity Securities - Preferred Stocks	4,176,371	-		-	4,176,371
Exchange-Traded Funds	8,118,477	-		-	8,118,477
Investment Companies	6,250,120	-		-	6,250,120
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	2,230		-	2,230

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a

NOTES

result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2020, accumulated net unrealized appreciation on investments was $126,032,536, consisting of $212,300,552 gross unrealized appreciation and $86,268,016 gross unrealized depreciation.

At May 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.